                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2005.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes   60 State Street       Boston,       MA         02109
--------------------------------------------------------------------------------
Business Address        (Street)              (City)        (State)    (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------  ATTENTION  ------------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of May, 2005.

                                    Michael J. Puzo
                                    -----------------------------------------
                                    (Name of Institutional Investment Manager)


                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                               13F File No.:     Name:                                13F File No.:
1.     Brian C. Broderick (12)*     28-11136          6.    Kurt F. Somerville (32)*       28-10379
----------------------------------  ----------------  -----------------------------------  --------------
2.     Timothy F. Fidgeon           28-06169          7.
----------------------------------  ----------------  -----------------------------------  --------------
3.     Roy A. Hammer                28-5798           8.
----------------------------------  ----------------  -----------------------------------  --------------
4.     Stephen W. Kidder (35)*      28-11134          9.
----------------------------------  ----------------  -----------------------------------  --------------
5.     Lawrence T. Perera           28-06167          10.
----------------------------------  ----------------  -----------------------------------  --------------

----------
* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:  MARCH 31, 2005         FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:          ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR       INVESTMENT                     VOTING AUTHORITY
     ITEM 1:          ITEM 2:        CUSIP       FAIR MARKET   PRINCIPAL       DISCRETION     ITEM 7:      (A)      (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE        AMOUNT      (A)   (B)  (C)  MANAGERS     SOLE     SHARED    NONE
ABBOTT LABS        COMMON STOCK     002824100         291375        6250                xx                           4650
                                                                                        xx      35                   1600

ALBERTO CULVER CO  COMMON STOCK     013068101         862677       18025                xx                           2225
                                                                                        xx      12                   1400
                                                                                        xx      32                    300
                                                                                        xx      35                  14100

AMAZON NOTE CONV   CONV.            023135AF3        3455100     3490000                xx                         765000
SUB DEB            CORPORATE                                                            xx      12                 330000
                   BONDS                                                                xx      32                 405000
                                                                                        xx      35                1990000

AMERICAN           COMMON STOCK     026874107         252891        4564                xx                            900
INTERNATIONAL                                                                           xx      12                   1700
GROUP INC.                                                                              xx      32                   1964

AMGEN INC.         COMMON STOCK     031162100        2950781       50692                xx                          19194
                                                                                        xx      12                   2760
                                                                                        xx      32                  12700
                                                                                        xx      35                  16038

ANALOG DEVICES,    COMMON STOCK     032654105        1894097       52410                xx                          16700
INC.                                                                                    xx      12                   4800
                                                                                        xx      32                   8900
                                                                                        xx      35                  22010

APTARGROUP INC.    COMMON STOCK     038336103        1799132       34612                xx                           8050
                                                                                        xx      12                   2950
                                                                                        xx      32                   8200
                                                                                        xx      35                  15412

AUTOMATIC DATA     COMMON STOCK     053015103        2011962       44760                xx                          23400
PROCESSING                                                                              xx      12                   2860
                                                                                        xx      32                  16600
                                                                                        xx      35                   1900

                                                                         PAGE: 2
AS OF:  MARCH 31, 2005         FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:          ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR       INVESTMENT                     VOTING AUTHORITY
     ITEM 1:          ITEM 2:        CUSIP       FAIR MARKET   PRINCIPAL       DISCRETION     ITEM 7:      (A)      (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE        AMOUNT      (A)   (B)  (C)  MANAGERS     SOLE     SHARED    NONE
AVERY DENNISON     COMMON STOCK     053611109         932047       15050                xx                           5100
CORP.                                                                                   xx      12                   1350
                                                                                        xx      32                    700
                                                                                        xx      35                   7900

AVON PRODUCTS      COMMON STOCK     054303102         702241       16354                xx                          16354
INC.

B P PLC ADR        COMMON STOCK     055622104        4277083       68543                xx                          26327
                                                                                        xx      12                   8155
                                                                                        xx      32                  22645
                                                                                        xx      35                  11416

BARRICK GOLD CORP  COMMON STOCK     067901108         236006        9850                xx      35                   9850

BEA SYSTEMS INC.   CORPORATE        073325AD4        3545569     3595000                xx                         960000
                   BONDS                                                                xx      12                 325000
                                                                                        xx      32                 635000
                                                                                        xx      35                1675000

BERKSHIRE          CLASS B          084670207         825384         289                xx                            240
HATHAWAY INC.                                                                           xx      12                      7
                                                                                        xx      32                     42

BIOMET INC.        COMMON STOCK     090613100        1151109       31711                xx                           6975
                                                                                        xx      12                   2750
                                                                                        xx      32                   6800
                                                                                        xx      35                  15186

BRISTOL-MYERS      COMMON STOCK     110122108         699641       27480                xx                          13700
SQUIBB CO.                                                                              xx      32                  12580
                                                                                        xx      35                   1200

                                                                         PAGE: 3
AS OF:  MARCH 31, 2005         FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:          ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR       INVESTMENT                     VOTING AUTHORITY
     ITEM 1:          ITEM 2:        CUSIP       FAIR MARKET   PRINCIPAL       DISCRETION     ITEM 7:      (A)      (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE        AMOUNT      (A)   (B)  (C)  MANAGERS     SOLE     SHARED    NONE
CANADIAN           COMMON STOCK     136375102        1926207       30425                xx                          12065
NATIONAL RAILWAY                                                                        xx      12                   3485
CO.                                                                                     xx      32                   7300
                                                                                        xx      35                   7575

CHIQUITA BRANDS    COMMON STOCK     170032809         318682       11900                xx                           3900
INTL INC.                                                                               xx      35                   8000

CISCO SYS INC.     COMMON STOCK     17275R102         582355       32552                xx                           8004
                                                                                        xx      12                   2648
                                                                                        xx      32                  19300
                                                                                        xx      35                   2600

COLGATE            COMMON STOCK     194162103         345105        6615                xx                           2800
PALMOLIVE CO.                                                                           xx      32                   3015
                                                                                        xx      35                    800

DOW CHEMICAL CO.   COMMON STOCK     260543103         309070        6200                xx                           4400
                                                                                        xx      32                   1800

DOW JONES & CO.    COMMON STOCK     260561105        1767601       47300                xx                          46900
INC.                                                                                    xx      32                    400

DOW JONES & CO.    CLASS B          260561204         876327       23450                xx                          23450
INC.               (RESTRICTED)

E I DU PONT DE     COMMON STOCK     263534109         506405        9883                xx                           2261
NEMOURS & CO.                                                                           xx      12                   2982
                                                                                        xx      32                   4640

E M C CORP.        COMMON STOCK     268648102         918826       74580                xx                          35800
                                                                                        xx      12                   6380
                                                                                        xx      32                  28500
                                                                                        xx      35                   3900

                                                                         PAGE: 4
AS OF:  MARCH 31, 2005         FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:          ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR       INVESTMENT                     VOTING AUTHORITY
     ITEM 1:          ITEM 2:        CUSIP       FAIR MARKET   PRINCIPAL       DISCRETION     ITEM 7:      (A)      (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE        AMOUNT      (A)   (B)  (C)  MANAGERS     SOLE     SHARED    NONE
EMERSON ELECTRIC   COMMON STOCK     291011104        2207620       34000                xx                          12215
CO.                                                                                     xx      12                   5035
                                                                                        xx      32                   9600
                                                                                        xx      35                   7150

ENCANA             COMMON STOCK     292505104        2819194       40034                xx                          16175
                                                                                        xx      12                   4680
                                                                                        xx      32                  10000
                                                                                        xx      35                   9179

EXXON MOBIL CORP.  COMMON STOCK     30231G102        3231572       54221                xx                          16500
                                                                                        xx      12                  13239
                                                                                        xx      32                  21432
                                                                                        xx      35                   3050

FUEL CELL ENERGY   COMMON STOCK     35952H106         243811       24430                xx                          11450
INC.                                                                                    xx      12                   2380
                                                                                        xx      32                  10400
                                                                                        xx      35                    200

GENERAL ELECTRIC   COMMON STOCK     369604103        3489923       96781                xx                          36521
CO.                                                                                     xx      12                  19300
                                                                                        xx      32                  30800
                                                                                        xx      35                  10160

GILLETTE COMPANY   COMMON STOCK     375766102         555280       11000                xx      12                  11000

HELMERICH &        COMMON STOCK     423452101         248063        6250                xx                           4450
PAYNE INC.                                                                              xx      32                   1600
                                                                                        xx      35                    200

HEWLETT-PACKARD    COMMON STOCK     428236103         300841       13712                xx                           3050
CO.                                                                                     xx      32                   9362
                                                                                        xx      35                   1300

                                                                         PAGE: 5
AS OF:  MARCH 31, 2005         FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:          ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR       INVESTMENT                     VOTING AUTHORITY
     ITEM 1:          ITEM 2:        CUSIP       FAIR MARKET   PRINCIPAL       DISCRETION     ITEM 7:      (A)      (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE        AMOUNT      (A)   (B)  (C)  MANAGERS     SOLE     SHARED    NONE
INTEL CORPORATION  COMMON STOCK     458140100        3637470       156585               xx                          71187
                                                                                        xx      12                  12900
                                                                                        xx      32                  44500
                                                                                        xx      35                  27998

IVAX CORP          CORPORATE        465823AG7        3979969       3975000              xx                         980000
                   BONDS                                                                xx      12                 325000
                                                                                        xx      32                 695000
                                                                                        xx      35                1975000

JEFFERSON-PILOT    COMMON STOCK     475070108        3584819       73085                xx                          27696
CORP.                                                                                   xx      12                   7555
                                                                                        xx      32                  22947
                                                                                        xx      35                  14887

JOHNSON & JOHNSON  COMMON STOCK     478160104        5604099       83444                xx                          32794
                                                                                        xx      12                  12149
                                                                                        xx      32                  24730
                                                                                        xx      35                  13771

KOPIN              COMMON STOCK     500600101         130168       42400                xx                          17600
                                                                                        xx      12                   7000
                                                                                        xx      32                   1600
                                                                                        xx      35                  16200

ELI LILLY & CO.    COMMON STOCK     532457108         229240        4400                xx      12                   1600
                                                                                        xx      32                   2800

MERCK & CO. INC.   COMMON STOCK     589331107        1845252       57005                xx                          22945
                                                                                        xx      12                   6910
                                                                                        xx      32                  18100
                                                                                        xx      35                   9050

                                                                         PAGE: 6
AS OF:  MARCH 31, 2005         FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:          ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR       INVESTMENT                     VOTING AUTHORITY
     ITEM 1:          ITEM 2:        CUSIP       FAIR MARKET   PRINCIPAL       DISCRETION     ITEM 7:      (A)      (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE        AMOUNT      (A)   (B)  (C)  MANAGERS     SOLE     SHARED    NONE
MICROSOFT CORP.    COMMON STOCK     594918104        1579679       65357                xx                          16491
                                                                                        xx      12                   2900
                                                                                        xx      32                  35200
                                                                                        xx      35                  10766

NOKIA CORP. ADR A  COMMON STOCK     654902204         958434       62115                xx                          16925
                                                                                        xx      12                   4440
                                                                                        xx      32                  12100
                                                                                        xx      35                  28650

ORACLE CORP        COMMON STOCK     68389X105         552540       44274                xx                           6550
                                                                                        xx      12                   4900
                                                                                        xx      32                  12200
                                                                                        xx      35                  20624

PEPSICO INC.       COMMON STOCK     713448108        1612324       30404                xx                           5460
                                                                                        xx      12                   2244
                                                                                        xx      32                  13700
                                                                                        xx      35                   9000

PFIZER INC.        COMMON STOCK     717081103         963111       36662                xx                           9100
                                                                                        xx      12                  12575
                                                                                        xx      32                   7187
                                                                                        xx      35                   7800

PROCTER & GAMBLE   COMMON STOCK     742718109        2125300       40100                xx                           9900
CO.                                                                                     xx      12                   9500
                                                                                        xx      32                  11800
                                                                                        xx      35                   8900

SCHLUMBERGER LTD   COMMON STOCK     806857108         317160        4500                xx                           2000
                                                                                        xx      12                    300
                                                                                        xx      32                   2200

                                                                         PAGE: 7
AS OF:  MARCH 31, 2005         FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

                                                                ITEM 5:          ITEM 6:                           ITEM 8:
                                     ITEM 3:       ITEM 4:     SHARES OR       INVESTMENT                     VOTING AUTHORITY
     ITEM 1:          ITEM 2:        CUSIP       FAIR MARKET   PRINCIPAL       DISCRETION     ITEM 7:      (A)      (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS    NUMBER         VALUE        AMOUNT      (A)   (B)  (C)  MANAGERS     SOLE     SHARED    NONE
J M SMUCKER CO     COMMON STOCK     832696405        2348004       46680                xx                          12550
NEW                                                                                     xx      12                   4410
                                                                                        xx      32                  11300
                                                                                        xx      35                  18420

SNAP ON INC        COMMON STOCK     833034101         562683       17700                xx                           8500
                                                                                        xx      32                   5700
                                                                                        xx      35                   3500

SONOSITE INC       COMMON STOCK     83568G104         350730       13500                xx                            600
                                                                                        xx      12                    400
                                                                                        xx      35                  12500

STATE STREET       COMMON STOCK     857477103         467804       10700                xx                           2100
CORP.                                                                                   xx      12                   5600
                                                                                        xx      32                   3000

SUNCOR ENERGY      COMMON STOCK     867229106         225176        5600                xx                            100
INC.                                                                                    xx      12                    500
                                                                                        xx      35                   5000

3 M COMPANY        COMMON STOCK     88579Y101        2887239       33694                xx                          14600
                                                                                        xx      12                   2068
                                                                                        xx      32                  13376
                                                                                        xx      35                   3650
AGGREGATE TOTAL:                                  80,495,178